Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 21,936,634	$ 16,516,739	$ 65,055,661	$ 46,842,717
Cost of revenue	20,621,674	15,675,687	62,410,367	45,469,730
Gross profit	1,314,960	841,052	2,645,294	1,372,987
Operating expenses
General and administration	1,256,147	957,195	3,390,097	3,664,473
Total operating expenses	1,256,147	957,195	3,390,097	3,664,473
Operating income (loss)	58,813	(116,143)	(744,803)	(2,291,486)
Other income (expense)
Other income	43,219	11,252	38,591	40,431
Other expenses	(71,027)	475	(54,247)	(421)
Interest expense	(3,693)	(6,802)	(22,417)	(648,889)
Change in fair value of derivative liabilities				317,080
Loss on settlement of debt				(528,794)
Total other income (expense)	(31,501)	4,925	(38,073)	(820,593)
Net income (loss) before provision for income taxes	27,312	(111,218)	(782,876)	(3,112,079)
Income taxes
Net income (loss)	27,312	(111,218)	(782,876)	(3,112,079)
Less: Net income attributable to noncontrolling interests	96,175	87,736	192,137	16,642
Net loss attributed to stockholders of iQSTEL Inc.	(68,863)	(198,954)	(975,013)	(3,128,721)
Comprehensive income (loss)
Foreign currency adjustment	(1,096)	3,406	(2,503)	54,398
Total comprehensive income (loss)	26,216	(107,812)	(785,379)	(3,057,681)
Less: Comprehensive income attributable to noncontrolling interests	95,638	89,405	190,911	43,297
Net comprehensive loss attributed to stockholders of iQSTEL Inc.	$ (69,422)	$ (197,217)	$ (976,290)	$ (3,100,978)
Basic income (loss) per common share	$ 0.00	$ (0.00)	$ (0.01)	$ (0.02)
Diluted income (loss) per common share	$ 0.00	$ (0.00)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - Basic and diluted	151,750,426	141,697,141	150,057,315	133,173,421
Weighted average number of common shares outstanding - Diluted	153,930,452	141,697,141	150,057,315	133,173,421